Asset Retirement Obligations (Tables)	3 Months Ended
Mar. 31, 2023
Asset Retirement Obligations
Schedule of Asset retirement Obligations

The following is a continuity of the Company’s asset retirement obligations:

	March 31, 2023	December 31, 2022
Beginning balance	$5,316,470	$8,993,108
Accretion expense	52,731	264,075
Impact of hyperinflation	(4,176)	(69,379)
Change in estimate	331,643	(3,871,334)
Ending balance	$5,696,668	$5,316,470